Interests in Associates - Aggregate Financial Information of Individually Immaterial Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	[1]
Disclosure of associates [line items]
The Group's share of profit of these associates	¥ 877	¥ 91	[1]	¥ (698)
Aggregate carrying amount of these associates in the consolidated financial statements of the Group	35,726	34,572	[1]
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
The Group's share of profit of these associates	36	21
The Group's share of other comprehensive income of these associates	2
The Group's share of total comprehensive income of these associates	38	21
Aggregate carrying amount of these associates in the consolidated financial statements of the Group	¥ 611	¥ 290

[1]	restated